Cover	Dec. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2023
Entity File Number	000-56155
Entity Registrant Name	Cryomass Technologies Inc
Entity Central Index Key	0001533030
Entity Tax Identification Number	82-5051728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1001 Bannock St Suite 612
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80204
City Area Code	303
Local Phone Number	416-7208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false